3. Loans, Allowance for Loan Losses and Credit Quality (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Commercial and Industrial	$ 49,283,948	$ 39,514,607
Commercial real estate	139,807,517	132,269,368
Residential real estate - 1st lien	171,114,515	159,535,958
Residential real estate - Jr. lien	47,029,023	45,886,967
Consumer	10,642,151	11,465,139
Gross Loans	417,877,154	388,672,039
Allowance for loan losses	4,312,080	3,886,502	3,727,935
Deferred net loan costs (fees)	(169,501)	(7,251)
Loans held-for-sale	1,501,706	2,285,567
Total Adjustments	5,644,285	6,164,818
Net loans	$ 412,232,869	$ 382,507,221